Other Noncurrent Assets	12 Months Ended
Mar. 31, 2023
Other Noncurrent Assets [Abstract]
OTHER NONCURRENT ASSETS

Note 12 – OTHER NONCURRENT ASSETS

Other noncurrent assets consisted of the following:

	March 31, 2023	March 31, 2022
Forest land use rights*	$691,537	$770,057
Others	98,519	52,893
Total	$790,056	$822,950

*	The prepayment for lease of forest land use rights is made to a local government in connection with an operating land lease agreement. The land is currently used to cultivate Ginkgo trees. The forest rights certificate from the local village extends the life of the lease to January 31, 2060.

The amortization of the prepayment for the lease of land use right was approximately $19,328 and $54,947 for the years ended March 31, 2023 and 2022, respectively.

The Company’s amortizations of the prepayment for lease of land use right for the next five years and thereafter are as follows:

Years ending March 31,	Amount
2023	$19,328
2024	19,328
2025	19,328
2026	19,328
2027	19,328
Thereafter	594,897